Segmented Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Segmented Information
Number of operating segment	1
Segmented information
Assets	$ 238,530	$ 240,693
Revenues	63,101	72,524	49,216
Inactivated hepatitis A
Segmented information
Revenues	48,450	47,202	39,951
Seasonal influenza vaccine
Segmented information
Revenues	12,131	12,156	9,191
H5N1
Segmented information
Revenues	201	10,736
Mumps
Segmented information
Revenues	2,150	1,680	24
Rabend
Segmented information
Revenues	169	750	50
PRC
Segmented information
Total long-lived assets	79,174	79,683
Assets	207,645	199,703
Revenues	62,124	71,397	48,199
Hong Kong
Segmented information
Assets	30,885	40,990
Foreign countries
Segmented information
Revenues	$ 977	$ 1,127	$ 1,017